33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 22,763
Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	20,683
Not Later Than One Month [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,839
Not Later Than One Month [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	53
Later Than One Month and Not Later Than Three Months [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,447
Later Than One Month and Not Later Than Three Months [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,154
Later Than Three Months And Not Later Than One Year [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,572
Later Than Three Months And Not Later Than One Year [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,571
Later Than One Year and Not Later Than Five Years [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,535
Later Than One Year and Not Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	15,350
Later Than Five Years [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,555
Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,555
Deficit Of The Pension Plan [member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	981
Deficit Of The Pension Plan [member] | Not Later Than One Month [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	5
Deficit Of The Pension Plan [member] | Later Than One Month and Not Later Than Three Months [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	11
Deficit Of The Pension Plan [member] | Later Than Three Months And Not Later Than One Year [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	123
Deficit Of The Pension Plan [member] | Later Than One Year and Not Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	212
Deficit Of The Pension Plan [member] | Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	630
Debt Agreed With Pension Plan [member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	704
Debt Agreed With Pension Plan [member] | Not Later Than One Month [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	12
Debt Agreed With Pension Plan [member] | Later Than One Month and Not Later Than Three Months [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	24
Debt Agreed With Pension Plan [member] | Later Than Three Months And Not Later Than One Year [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	111
Debt Agreed With Pension Plan [member] | Later Than One Year and Not Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	557
Debt Agreed With Pension Plan [member] | Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk
Onerous Concessions [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	24
Onerous Concessions [Member] | Later Than Three Months And Not Later Than One Year [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2
Onerous Concessions [Member] | Later Than One Year and Not Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	9
Onerous Concessions [Member] | Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	13
Suppliers [Member] | Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	2,080
Suppliers [Member] | Not Later Than One Month [Member] | Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,786
Suppliers [Member] | Later Than One Month and Not Later Than Three Months [Member] | Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	293
Suppliers [Member] | Later Than Three Months And Not Later Than One Year [Member] | Fixed Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1
Loans, Financings and Debentures [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	18,974
Loans, Financings and Debentures [Member] | Not Later Than One Month [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	36
Loans, Financings and Debentures [Member] | Later Than One Month and Not Later Than Three Months [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,119
Loans, Financings and Debentures [Member] | Later Than Three Months And Not Later Than One Year [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	1,335
Loans, Financings and Debentures [Member] | Later Than One Year and Not Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	14,572
Loans, Financings and Debentures [Member] | Later Than Five Years [Member] | Floating Interest Rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets held for managing liquidity risk	R$ 1,912